WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS - Options (Details) - USD ($)						1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 15, 2025	Dec. 12, 2025	Dec. 11, 2025	May 22, 2025	Apr. 15, 2024	Jun. 30, 2020	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
CAPITAL STOCK
Stock-based compensation							$ 968,064	$ 55,484	$ 102,021	$ 572,293
Number of shares granted							724,018
Unrecorded compensation cost related to non-vested awards									$ 130,596
Weighted average period of non-vested awards options									1 year 5 months 23 days
Equity Incentive Plan 2020
CAPITAL STOCK
Issuance of common stock as stock awards and stock options						233
Authorized shares, increased				200,000	267
Shares issued					500
Subsequent events
CAPITAL STOCK
Authorized shares, increased		500,000,000	200,000,000
Subsequent events | Equity Incentive Plan 2020
CAPITAL STOCK
Authorized shares, increased		5,000,000
Employees Consultants And Non Employee Board Of Director | Equity Incentive Plan 2020
CAPITAL STOCK
Stock-based compensation						$ 250,000
Executive officer
CAPITAL STOCK
Number of shares granted							168,776
Options
CAPITAL STOCK
Authorized shares, increased		5,000,000
Number of shares granted									0	0
Share Price							$ 1.2
Options | Equity Incentive Plan 2020
CAPITAL STOCK
Cumulative number of shares issued									19
Options to purchase shares under the 2005 Incentive stock plan									143
Options | Executive officer
CAPITAL STOCK
Vesting period							1 year
Options | Executive officer | Subsequent events
CAPITAL STOCK
Number of shares granted	168,776
Share Price	$ 2.52
Vesting percentage per quarter	25.00%
Vesting period	1 year